Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended		1 Months Ended		3 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2010 Preferred stock	Dec. 31, 2012 Preferred stock	Dec. 31, 2011 Preferred stock	Dec. 31, 2010 Preferred stock	Feb. 28, 2010 Series A common stock	Dec. 31, 2012 Series A common stock	Dec. 31, 2011 Series A common stock	Dec. 31, 2010 Series A common stock	Apr. 30, 2012 Quarterly [Member]	Apr. 30, 2011 Quarterly [Member]	Mar. 31, 2012 Quarterly [Member]	Mar. 31, 2011 Quarterly [Member]	Apr. 30, 2012 Annual [Member]	Apr. 30, 2011 Annual [Member]	Mar. 31, 2012 Annual [Member]	Mar. 31, 2011 Annual [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2021 [Member]	May 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2018 [Member]	Sep. 30, 2010 Senior Unsecured Notes Due 2018 [Member]
Class of Stock [Line Items]
Dividend rate on convertible perpetual preferred stock			4.25%
Preferred stock, shares outstanding			9,600,000	0	0
Common stock received for each share of preferred stock			1.2600
Common stock, par value			$ 0.0001
Conversion of preferred stock, shares converted						9,591,276
Conversion of preferred stock, shares issued										12,084,942
Redemption of preferred stock, shares outstanding						8,724	0	0	9,600,000	7,437	0	0	7,437
Interest rate, stated percentage																						4.625%	4.625%	5.875%	5.875%	5.875%	6.625%	6.625%	6.625%
Common stock, dividends, rate increase, percent	25.00%	20.00%
Common stock, dividends, per share, declared														$ 0.075	$ 0.06	$ 0.06	$ 0.05	$ 0.30	$ 0.24	$ 0.24	$ 0.2